Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Common stock par value	$ 0.0001	$ 0.00001
Common stock, shares authorized	1,700,000,000	117,592,400
Common stock, shares, issued	123,125,595	18,346,466
Common stock, shares, outstanding	123,125,595	18,346,466
Class B Common Stock
Common stock par value	$ 0.0001	$ 0
Common stock, shares authorized	9,000,000	0
Common stock, shares, issued	8,290,921	0
Common stock, shares, outstanding	8,290,921	0